Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debentures

NOTE 15: DEBENTURES

The principal amount under the debentures is convertible into shares of our common stock at any time at the option of the holder; provided, that, if on or before the maturity date, the Canadian Public Offering is consummated, 100% of the outstanding principal amount of the debentures will be automatically converted into common shares of Qual can Canada. The conversion price of the debentures issued in the First 2019 Private Placement is CA$0.30 ($0.23) per share and the conversion price of the debentures issued in the Second 2019 Private Placement is CA$0.80 ($0.60) per share. The conversion price is subject to adjustment in the event of specified dilutive or accretive events, such as stock splits and stock combinations. The principal amount and accrued interest under the debentures are payable by us upon the earlier to occur of the closing of the Canadian Public Offering or 12 months after the date of issuance. The debentures bear interest at an annual cumulative rate of 8.0%, due and payable in cash on the maturity date.

In the event of any liquidation, dissolution or winding up of our company, either voluntary or involuntary, the holders of the debentures will receive, in preference to any distribution of any of our assets to the holders of any of our other debt securities or credit facilities, an amount equal to the unpaid and unconverted principal amount of their debentures and any accrued and unpaid interest on the debentures. The holders will be paid in preference to any of our unsecured creditors and will be paid pro rata in proportion to the principal number of debentures held by the holders (together with the holders of the debentures issued in the Second Mystic Financing) if the available assets are not sufficient to repay the debentures. The debentures are unsecured, general obligations of our company. The debentures are not be redeemable by us or subject to voluntary prepayment prior to maturity.

On December 11 2020, the Company settled principal amount of the debenture of $6,999,987 through the issuance of 16,955,336 common shares of the company and was convertible into common shares of the company at a conversion price of CA$0.30 and CA$0.80 per share. The accrued interest associated with debenture has been terminated upon conversion.

The carrying value of the Debentures, as of September 30, 2021 are $441,646 respectively.

NOTE 16: DEBENTURES

The principal amount under the debentures is convertible into shares of our common stock at any time at the option of the holder; provided, that, if on or before the maturity date, the Canadian Public Offering is consummated, 100% of the outstanding principal amount of the debentures will be automatically converted into common shares of Qualcan Canada. The conversion price of the debentures issued in the First 2019 Private Placement is C$0.30 ($0.23) per share and the conversion price of the debentures issued in the Second 2019 Private Placement is C$0.80 ($0.60) per share. The conversion price is subject to adjustment in the event of specified dilutive or accretive events, such as stock splits and stock combinations. The principal amount and accrued interest under the debentures are payable by us upon the earlier to occur of the closing of the Canadian Public Offering or 12 months after the date of issuance. The debentures bear interest at an annual cumulative rate of 8.0%, due and payable in cash on the maturity date.

In the event of any liquidation, dissolution or winding up of our company, either voluntary or involuntary, the holders of the debentures will receive, in preference to any distribution of any of our assets to the holders of any of our other debt securities or credit facilities, an amount equal to the unpaid and unconverted principal amount of their debentures and any accrued and unpaid interest on the debentures. The holders will be paid in preference to any of our unsecured creditors and will be paid pro rata in proportion to the principal amount of debentures held by the holders (together with the holders of the debentures issued in the Second Mystic Financing) if the available assets are not sufficient to repay the debentures. The debentures are unsecured, general obligations of our company. The debentures are not be redeemable by us or subject to voluntary prepayment prior to maturity.

On December 11 2020, the Company settled principal amount of the debenture of $6,999,987 through the issuance of 16,955,336 common shares of the company and was convertible into common shares of the company at a conversion price of CA$0.30 and CA$0.80 per share. The accrued interest associated with debenture has been terminated upon conversion.

The carrying value of the Debentures, as of December 31, 2020 and 2019, are $441,646 and $7,392,240 respectively. The company accrued interest of $687,343 and $167,577 for year 2020 and 2019 respectively. Upon conversion of debentures, the accrued interest till conversion date amounted $854,920 was terminated. The accrued interest booked for year 2019 is reported as “Other Income”.